Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) Security security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 746.6	$ 1,625.0
Gross unrealized losses, less than twelve months	(3.7)	(22.3)
Over 12 months, Fair Market Value	748.2	1,604.9
Over 12 months, Gross Unrealized Losses	(54.5)	(159.6)
Total, Fair Market Value	1,494.8	3,229.9
Total, Gross Unrealized Losses	$ (58.2)	$ (181.9)
Number of Securities	606	1,170
Securities Below Investment Grade or NR	$ (0.3)
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 161.2
Gross unrealized losses, less than twelve months		(2.2)
Over 12 months, Fair Market Value		351.3
Over 12 months, Gross Unrealized Losses		(79.9)
Total, Fair Market Value		512.5
Total, Gross Unrealized Losses		$ (82.1)
Number of Securities | Security		225
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	152.2	$ 718.1
Gross unrealized losses, less than twelve months	(1.2)	(11.6)
Over 12 months, Fair Market Value	123.1	397.8
Over 12 months, Gross Unrealized Losses	(3.3)	(14.1)
Total, Fair Market Value	275.3	1,115.9
Total, Gross Unrealized Losses	$ (4.5)	$ (25.7)
Number of Securities | security	43	137
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 5.5	$ 0.0
Gross unrealized losses, less than twelve months	0.0	0.0
Over 12 months, Fair Market Value	14.1	7.2
Over 12 months, Gross Unrealized Losses	(0.2)	(0.3)
Total, Fair Market Value	19.6	7.2
Total, Gross Unrealized Losses	$ (0.2)	$ (0.3)
Number of Securities | security	14	1
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 253.1	$ 33.6
Gross unrealized losses, less than twelve months	(1.2)	(0.7)
Over 12 months, Fair Market Value	387.7	45.4
Over 12 months, Gross Unrealized Losses	(22.9)	(1.2)
Total, Fair Market Value	640.8	79.0
Total, Gross Unrealized Losses	$ (24.1)	$ (1.9)
Number of Securities | security	302	47
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 7.7	$ 570.3
Gross unrealized losses, less than twelve months	(0.1)	(6.8)
Over 12 months, Fair Market Value	23.7	663.9
Over 12 months, Gross Unrealized Losses	(0.4)	(59.6)
Total, Fair Market Value	31.4	1,234.2
Total, Gross Unrealized Losses	$ (0.5)	$ (66.4)
Number of Securities | security	5	692
Non-U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 89.2	$ 5.8
Gross unrealized losses, less than twelve months	(0.6)	0.0
Over 12 months, Fair Market Value	17.4	91.1
Over 12 months, Gross Unrealized Losses	(0.5)	(2.4)
Total, Fair Market Value	106.6	96.9
Total, Gross Unrealized Losses	$ (1.1)	$ (2.4)
Number of Securities | security	40	12
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	$ 17.2
Gross unrealized losses, less than twelve months	0.0	(0.1)
Over 12 months, Fair Market Value	4.7	0.0
Over 12 months, Gross Unrealized Losses	(0.3)	0.0
Total, Fair Market Value	4.7	17.2
Total, Gross Unrealized Losses	$ (0.3)	$ (0.1)
Number of Securities | security	1	14
Agency residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 71.4
Gross unrealized losses, less than twelve months	(0.1)
Over 12 months, Fair Market Value	177.5
Over 12 months, Gross Unrealized Losses	(26.9)
Total, Fair Market Value	248.9
Total, Gross Unrealized Losses	$ (27.0)
Number of Securities | security	141
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 0.0
Gross unrealized losses, less than twelve months		0.0
Over 12 months, Fair Market Value		4.5
Over 12 months, Gross Unrealized Losses		(0.6)
Total, Fair Market Value		4.5
Total, Gross Unrealized Losses		$ (0.6)
Number of Securities | security		1
Asset-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 167.5	$ 118.8
Gross unrealized losses, less than twelve months	(0.5)	(0.9)
Over 12 months, Fair Market Value	0.0	43.7
Over 12 months, Gross Unrealized Losses	0.0	(1.5)
Total, Fair Market Value	167.5	162.5
Total, Gross Unrealized Losses	$ (0.5)	$ (2.4)
Number of Securities | security	60	41